Customer Co-Investment Program	12 Months Ended
Dec. 31, 2012
Customer Co-Investment Program [Abstract]
Customer Co-Investment Program

28. Customer Co-Investment Program

Overview

On July 9, 2012, we announced our Customer Co-Investment Program to accelerate our development of EUV technology beyond the current generation and our development of future 450mm silicon wafer technology. The participating customers agreed to fund EUR 1.38 billion of our research and development projects from 2013 through 2017. This program creates risk sharing with some of our largest customers while the results of ASML’s development programs will be available to every semiconductor manufacturer with no restrictions. The R&D funding program in the Customer Co-Investment Program consists of two funding projects: a 450mm technology development project and a next-generation EUV development project. ASML has entered into Non Recurring Engineering (“NRE”) funding agreements with the participating customers.

In addition to the funding commitments described above, the participating customers have invested in ordinary shares equal, in aggregate, to 23 percent of ASML’s issued share capital (calculated giving effect to our Synthetic Share Buyback in November 2012). The proceeds of the share issuance, EUR 3.85 billion, were returned to the holders of ordinary shares (excluding the participating customers) through a Synthetic Share Buyback executed in November 2012. For further information regarding the Synthetic Share Buyback, see Note 26 to our consolidated financial statements.

Description of Investment Agreements, Shareholder Agreements and NRE Funding Agreements

In connection with the Customer Co-Investment Program, ASML entered into an investment agreement, a shareholder agreement and NRE funding agreements with each of the participating customers. Intel is the largest participant in the program, with an aggregate funding commitment of EUR 829 million and an investment in 15 percent of our ordinary shares (calculated giving effect to our Synthetic Share Buyback in November 2012). A description of the investment agreement, shareholders agreement and NRE funding agreements between ASML and Intel is set out below. The agreements between ASML and the other program participants – TSMC (which acquired 5 percent of our shares and made an EUR 277 million funding commitment) and Samsung (which acquired 3 percent of our shares and made an EUR 276 million funding commitment) are on substantially the same terms as those agreed with Intel. Shares were acquired by Dutch foundations (“Stichtingen”) established for each participant.

Investment Agreements

Pursuant to the investment agreement between ASML and Intel, dated July 9, 2012 (“the Intel Investment Agreement”), ASML has issued and delivered to Intel Stichting ordinary shares equal to 15 percent of the issued ordinary shares with simultaneous issuance by the Intel Stichting to Intel of the corresponding depositary receipts.

Pursuant to the investment agreement between ASML and TSMC, dated August 5, 2012 (the “TSMC Investment Agreement”) ASML has issued and delivered to Stichting Administratiekantoor TSMC (“TSMC Stichting”) ordinary shares equal to 5 percent of the issued ordinary shares with simultaneous issuance by the TSMC Stichting to TSMC of the corresponding depositary receipts.

Pursuant to the investment agreement between ASML and Samsung, dated August 27, 2012 (the “Samsung Investment Agreement” and together with the Intel Investment Agreement and TSMC Investment Agreement, the “Investment Agreements”), ASML has issued and delivered to the Samsung Stichting ordinary shares equal to 3 percent of the issued ordinary shares with simultaneous issuance by the Samsung Stichting to Samsung of the corresponding depositary receipts.

The subscription price for the ordinary shares under the Investment Agreements was EUR 39.91 per ordinary share, which is the average of the volume weighted average price of the ordinary shares on NYSE Euronext Amsterdam for the twenty trading days up to and including July 6, 2012.

Based upon the subscription price (EUR 39.91) included in the Investment Agreements, the equity participation of Intel (15 percent), TSMC (5 percent) and Samsung (3 percent) amount to EUR 2,513 million, EUR 838 million and EUR 503 million, respectively.

Under the Intel Investment Agreements, ASML has agreed to indemnify the participating customers and their affiliates for certain losses and expenses related to breaches of representations, warranties, covenants and agreements in the Investment Agreements and with respect to certain legal proceedings related thereto, subject to certain limitations.

Shareholder Agreements

In connection with the issuance of shares pursuant to the Intel Investment Agreement, on September 12, 2012 ASML, Intel and the Intel Stichting entered into a shareholder agreement (the “Shareholder Agreement”) which governs certain matters relating to the holding of and further investment by Intel in ordinary shares of ASML, directly and indirectly through the Intel Stichting, including the matters described below.

The shareholder agreements between ASML and the other program participants (TSMC and Samsung) are on substantially the same terms as those agreed with Intel.

Voting Restrictions

Pursuant to the Intel Shareholder Agreement, Intel (and the Intel Stichting) will not be entitled to vote the ordinary shares that were acquired by the Intel Stichting as part of the Customer Co-Investment Program or any other ordinary shares otherwise transferred to the Intel Stichting (under the circumstances described under “Standstill; Additional Purchases” below) prior to a Shareholder Agreement Termination Event (as defined below), except when a Suspension Event (as described below) occurs and is continuing or where the following matters are proposed at any General Meeting (the “Voting Restrictions”): (i) an issuance of ASML shares or grant of rights to subscribe for ASML shares representing 25 percent or more of the issued and outstanding share capital of ASML or the restriction or exclusion of pre-emption rights relating thereto (in each case, on an aggregate basis during the preceding 12 months) or the designation of the Board of Management as the authorized body to resolve on these matters; (ii) an authorization to repurchase 25 percent or more of ASML’s issued and outstanding share capital on an aggregate basis during the preceding 12 months; (iii) the approval of a significant change in the identity or nature of ASML or our business, including a transfer of all or substantially all business or assets of ASML and our subsidiaries to a third party, the establishment or cancellation of a long-lasting cooperation of essential importance with a third party and an acquisition or disposition of an interest in the capital or assets of a person with a value of at least one third of the assets of ASML (on a consolidated basis); (iv) an amendment to ASML’s Articles of Association that would materially affect the specific voting rights of Intel, would materially affect the identity or nature of ASML or our business, or would disproportionately (or uniquely) and adversely affect the rights or benefits attached to or derived from the ordinary shares held by Intel through the Intel Stichting as compared to the shareholders; (v) the dissolution of ASML; and (vi) any merger or demerger which would result in a material change in the identity or nature of ASML or its business.

Standstill, Lock-up and Orderly Market Arrangements

Standstill; Additional Purchases

Subject to certain exceptions, pursuant to the Shareholder Agreement, Intel (or its affiliates) may not, prior to the six-year anniversary of the date of the Intel Shareholder Agreement (the “Standstill Period”), acquire more than 19.9 percent of the outstanding share capital of ASML without ASML’s prior approval (the “Standstill Restriction”). There is an exception from the Standstill Restriction in the case of a ‘suspension event’, which includes certain circumstances where a third party has acquired or made an offer to acquire at least 20 percent of ASML’s outstanding shares, and the Standstill Restriction will terminate upon the occurrence of a Shareholder Agreement Termination Event.

The Shareholder Agreement permits Intel (and its affiliates) to acquire up to 4.99 percent of ASML’s outstanding shares (other than shares acquired through the Customer Co-Investment Program) that may be held outside the Intel Stichting. For any additional ASML shares that Intel (or its affiliates) acquires in excess of 4.99 percent of the outstanding shares of ASML, Intel is required to deposit such shares with the Intel Stichting in exchange for Depositary Receipts. Shares held directly by Intel or its affiliates (and which not required to be deposited with the Intel Stichting) are not subject to the Voting Restrictions, or Lock-Up Restrictions (as defined below), but are subject to the Standstill Restriction.

The Intel Stichting will continue to hold ASML shares owned by Intel (notwithstanding termination of the Standstill Period) until the earlier of (i) such time as Intel owns (directly or through the Intel Stichting) less than 2 percent of ASML’s outstanding shares (the relevant percentage is 1 percent for the other participating customers) (ii) the date of notification to ASML by participating customers that the aggregate amount of ASML’s outstanding shares owned by Intel and the other participating customers represents less than 5 percent of ASML’s outstanding shares and (iii) a Shareholder Agreement Termination Event (as defined below), following which time Depositary Receipts will be exchanged for the underlying ASML shares. In case Intel would acquire ASML shares within 18 months after an event described under (i) or (ii) above, any ASML shares held by Intel in excess of 4.99 percent of the outstanding shares of ASML must be transferred to (and held by) the Intel Stichting.

Lock-up; Orderly Sell Down

Intel may not, without prior written consent of ASML, transfer any ordinary shares or Depositary Receipts until the earliest of (i) two years and six months after the date of the Intel Shareholder Agreement, (ii) termination of the NRE funding agreements, and (iii) the occurrence of a Shareholder Agreement Termination Event ((i), (ii) and (iii) together, the “Lock-Up Restriction”). The Lock-Up Restriction does not apply in certain circumstances where a third party offers to acquire at least 20 percent of ASML’s shares. Intel is not permitted to transfer the ASML ordinary shares it acquired in the program in connection with an offer (before the end of the offer), or make any public statement in support of such offer, that is not recommended by the ASML Supervisory Board or Management Board, except in limited circumstances.

In addition, Intel may not (even after the Lock-Up Period has ended), without written consent of ASML, transfer on NYSE Euronext Amsterdam, NASDAQ or another securities exchange more than (i) in respect of Intel, 4 percent of the outstanding shares of ASML (the relevant percentage is 1.5 percent for Samsung and 2.5 percent for TSMC). There are also restrictions on Intel’s ability to transfer ASML shares to certain competitors or customers of ASML.

Termination

The Intel Shareholder Agreement will terminate upon the occurrence of the following events (each a “Shareholder Agreement Termination Event”) (i) certain change of control transactions were the shareholders of ASML prior to such a transaction are no longer entitled to exercise at least 50 percent of the votes in the General Meeting following such transaction, (ii) in the event of a delisting of the Ordinary Shares from NYSE Euronext Amsterdam or delisting from NASDAQ (except for certain voluntary delistings from NASDAQ), (iii) the winding up or liquidation of ASML, or (vi) in the event that all Depositary Receipts are exchanged for ASML shares and Intel does not acquire ASML shares in excess of 4.99 percent of the outstanding ASML shares within 18 months of such exchange (see “Standstill; Additional Purchases” above).

NRE Funding Agreements

On July 9, 2012, ASML and Intel entered into two NRE funding agreements pursuant to which Intel will support ASML’s R&D costs and project expenditures. One agreement relates to the development of 450mm lithography equipment (the “Intel 450mm NRE Funding Agreement”) and the other relates to the development of EUV lithography equipment (the “Intel EUV NRE Funding Agreement” and together with the Intel 450mm NRE Funding Agreement, the “Intel NRE Funding Agreements”). Intel has committed to provide EUR 553 million in funding under the Intel 450mm NRE Funding Agreement and EUR 276 million in funding under the Intel EUV NRE Funding Agreement, payable over the respective terms (2013-2017) of the Intel NRE Funding Agreements.

On August 5, 2012, ASML and TSMC entered into the TSMC NRE funding agreement (the “TSMC NRE Funding Agreement”) pursuant to which TSMC will support ASML’s R&D costs and project expenditures relating to the development of 450mm lithography equipment and EUV platforms. TSMC has committed to provide EUR 277 million in funding payable over the term (2013-2017) of the TSMC NRE Funding Agreement.

On August 27, 2012, ASML and Samsung entered into the Samsung NRE funding agreement (the “Samsung NRE Funding Agreement”) pursuant to which Samsung will support ASML’s R&D costs and project expenditures relating to the development of 300mm/450mm EUV platforms. Samsung has committed to provide EUR 276 million in funding payable over the term (2013-2017) of the Samsung NRE Funding Agreement.

Under the Intel NRE Funding Agreements, the TSMC NRE Funding Agreement, and the Samsung NRE Funding Agreement (together the “NRE Funding Agreements”), ASML will retain sole control over the development of 450mm photo lithography equipment and EUV platforms and will own all intellectual property created by ASML in connection therewith. The NRE Funding Agreements provide that if ASML, in its reasonable discretion, determines to abandon either the 450mm or EUV development project, as a result of technical infeasibility or lack of sufficient industry demand, or if the then remaining funding exceeds the expenditure estimate for the development project (450mm or EUV) then the parties may agree on an alternative development project, and if no alternative is agreed, ASML may invoice the participating customers for the remaining due portion of committed funding during each year of the remaining funding period in which ASML’s actual gross R&D expenditures exceed a minimum threshold specified in the NRE Funding Agreements. The NRE Funding Agreements will terminate on December 31, 2017 or upon pre-payment by the participating customer of the aggregate amount of funding owed under its respective NRE Funding Agreement.

Commercial Agreement

On July 9, 2012, ASML and Intel entered into a Commercial Agreement, pursuant to which ASML and Intel established a contractual framework for Intel to purchase equipment related to the 450mm and EUV next-generation lithography equipment. Under this agreement, Intel has committed to purchase specified numbers of 450mm and EUV tools. The agreement sets forth pricing terms for the tools as well as milestones related to product deliveries, and provides for certain commercial discounts in the form of credits in exchange for Intel’s early purchase commitments and volume purchase commitments and for specified additional credits in the event that certain schedules are not met. In addition, subject to certain conditions, ASML has agreed to install sufficient capacity to meet Intel’s forecasted 450mm lithography equipment needs through 2022.

Accounting Policies

The Investment Agreements, Shareholder Agreements, NRE Funding Agreements and Commercial Agreement are accounted for as a multiple-element arrangement with each of the participating customers. Based upon ASC 605-25 “Multiple-Element Arrangements” guidance, the following two separate elements are identified for each arrangement: (1) the share issuance (governed by the Investment Agreement and the Shareholder Agreement) and (2) the NRE funding and commercial discounts and credits (governed by the NRE Funding Agreement(s) and the Commercial Agreement).

The shares issued to the participating customers are recorded at fair value based on quoted share prices (EUR 3,968.7 million) with the remaining aggregate arrangement consideration allocated to the NRE funding and commercial discounts and credits. The difference between the fair value of the shares and the subscription price of the shares (EUR 39.91) is recorded as a deduction from shareholders’ equity upon issuance of the shares (EUR 123.4 million). Shareholders’ equity is increased to the fair value of the shares as the portion of the NRE funding allocable to the shares is received over the NRE funding period (2013-2017). The amounts are deemed receivables from the participating customers in their capacity as shareholders of ASML.

A significant related party relationship exists between ASML and Intel as a result of the equity investment made by Intel as part of the Customer Co-Investment Program. Based on the commercial discounts and credits (governed by the Commercial Agreement) and the significant related party relationship, all NRE funding will be deferred and recognized in the consolidated income statement only when the commercial discounts and credits are earned. The portion of the NRE funding from TSMC and Samsung, not allocable to the shares, will be recognized in the consolidated income statement when the R&D costs relating to the development of 450mm lithography equipment and EUV platforms are recognized over the NRE funding period.

For further details regarding the share issuances to the participating customers and the Synthetic Share Buyback effectuated in connection with our Customer Co-Investment Program, see Note 26.